Long-term debt (Details) - EUR (€) € in Thousands	Sep. 30, 2023	Dec. 31, 2022
Long-term debt
Long-term debt	€ 7,971,544	€ 7,864,796
Less current portion	(707,204)	(694,062)
Long-term debt, less current portion	7,264,340	7,170,734
Schuldschein loans
Long-term debt
Long-term debt	224,662	224,612
Bonds
Long-term debt
Long-term debt	7,418,304	7,389,365
Accounts Receivable Facility
Long-term debt
Long-term debt		93,725
Other long-term debt
Long-term debt
Long-term debt	€ 328,578	€ 157,094